Intangible assets and goodwill	6 Months Ended
Jun. 30, 2020
Intangible assets and goodwill
Intangible assets and goodwill

13.          Intangible assets and goodwill

(a)	Additions and disposals

For the six months ended June 30, 2020, the Group has capitalized internally developed website software for the amount of RUB 8,615 thousand (for the six months ended June 30, 2019 – RUB 17,919 thousand).

For the six months ended June 30, 2020, the Group acquired other intangible assets from third parties for the amount of RUB 27,953 thousand (for the six months ended June 30, 2019 – RUB 34,149 thousand).

For the six months ended June 30, 2020 and 2019 there were no significant disposals of intangible assets.

(b)	Amortization

Amortization of intangible assets amounted to RUB 130,792 thousand for the three months ended June 30, 2019 (for the three months ended June 30, 2019 – RUB 130,790 thousand).

Amortization of intangible assets amounted to RUB 262,429 thousand for the six months ended June 30, 2019 (for the six months ended June 30, 2018 – RUB 260,366 thousand).

(c)	Goodwill

Goodwill as at June 30, 2020 of RUB 6,963,190 thousand (as at December 31, 2019 – RUB 6,954,183 thousand) is attributable to the acquisition of all of the outstanding equity interests of Headhunter FSU Limited, representing HeadHunter business, by Zemenik Trading Limited, which we subsequently converted into HeadHunter Group PLC, from Mail.Ru Group Limited on February 24, 2016.

Carrying amount of goodwill allocated to each of the CGUs:

(in thousands of Russian Roubles)

	June 30, 2020	December 31, 2019
“Russia” operating segment	6,607,362	6,607,362
“Kazakhstan” operating segment	175,701	164,853
“Belarus” operating segment	180,127	181,968
Total goodwill	6,963,190	6,954,183